Income Taxes - Summary of Current and Deferred Components of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Current income tax	$ 6,935	¥ 45,248	¥ 365,292	¥ 330,859
Deferred income tax	41,569	271,238	(260,049)	(171,230)
Income tax expenses	$ 48,504	¥ 316,486	¥ 105,243	¥ 159,629